Definite Life Intangible Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Definite Life Intangible Assets [Abstract]
2014	$ 17,283
2015	20,106
2016	20,106
2017	20,106
2018	20,106
Thereafter	136,059
Finite-Lived Intangible Assets, Net	$ 233,766	$ 231,615